Portfolio of investments—March 31, 2025 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 99.00%
Alabama: 1.35%
Utilities revenue: 1.35%
Black Belt Energy Gas District Project No. 7 Series C-1øø	4.00%	10-1-2052	$1,000,000	$1,005,898
Southeast Energy Authority A Cooperative District Project No. 5 Series Aøø	5.25	1-1-2054	750,000	789,311
				1,795,209
California: 0.39%
Utilities revenue: 0.39%
California Community Choice Financing Authority Series C	5.00	10-1-2031	500,000	517,724
Florida: 0.19%
Resource recovery revenue: 0.19%
Florida Development Finance Corp. GFL Solid Waste Southeast LLC Series A AMT144Aøø	4.38	10-1-2054	250,000	250,145
Georgia: 0.75%
Utilities revenue: 0.75%
Development Authority of Monroe County Georgia Power Co.øø	3.35	11-1-2048	1,000,000	994,498
Guam: 6.90%
Airport revenue: 2.12%
Antonio B Won Pat International Airport Authority Series A AMT	5.00	10-1-2027	300,000	307,988
Antonio B Won Pat International Airport Authority Series A AMT	5.00	10-1-2028	100,000	103,358
Antonio B Won Pat International Airport Authority Series A AMT	5.00	10-1-2030	270,000	281,050
Antonio B Won Pat International Airport Authority Series A AMT	5.00	10-1-2031	400,000	416,944
Antonio B Won Pat International Airport Authority Series A AMT	5.25	10-1-2031	250,000	264,108
Port Authority of Guam Series A	5.00	7-1-2048	1,000,000	999,458
Port Authority of Guam Series B AMT	5.00	7-1-2034	445,000	452,253
				2,825,159
Miscellaneous revenue: 0.35%
Territory of Guam Series F	4.00	1-1-2042	500,000	462,614
Tax revenue: 0.77%
Territory of Guam Hotel Occupancy Tax Series A	5.00	11-1-2035	1,000,000	1,029,230
Utilities revenue: 0.81%
Guam Power Authority Series A	5.00	10-1-2026	500,000	512,289
Guam Power Authority Series A	5.00	10-1-2038	550,000	559,862
				1,072,151
Water & sewer revenue: 2.85%
Guam Government Waterworks Authority	5.00	7-1-2027	500,000	509,146
Guam Government Waterworks Authority	5.00	7-1-2034	500,000	510,805
Guam Government Waterworks Authority	5.00	1-1-2046	2,215,000	2,224,846
Guam Government Waterworks Authority Series A	5.00	1-1-2050	545,000	554,135
				3,798,932
				9,188,086
See accompanying notes to portfolio of investments
Allspring Wisconsin Tax-Free Fund | 1

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Illinois: 0.98%
GO revenue: 0.79%
City of Chicago Series B	5.00%	1-1-2031	$1,000,000	$1,053,879
Miscellaneous revenue: 0.19%
City of Chicago Lakeshore East Special Assessment Area144A	2.69	12-1-2026	266,000	259,456
				1,313,335
Minnesota: 1.97%
Health revenue: 0.92%
City of Center City Hazelden Betty Ford Foundation Series 2025B	5.00	11-1-2044	1,165,000	1,218,927
Housing revenue: 1.05%
Dakota County Community Development Agency Roers Burnsville Affordable Apartments Owner LLC (FNMA Insured)	4.20	5-1-2043	1,500,000	1,402,308
				2,621,235
New Jersey: 0.33%
Education revenue: 0.33%
Camden County Improvement Authority KIPP Cooper Norcross Obligated Group	6.00	6-15-2047	425,000	445,535
New York: 2.56%
Education revenue: 1.05%
Hempstead Town Local Development Corp. Academy Charter School Series A	4.45	2-1-2041	500,000	412,026
Hempstead Town Local Development Corp. Academy Charter School Series A	6.24	2-1-2047	1,000,000	997,069
				1,409,095
GO revenue: 1.51%
City of Ithaca BAN	4.25	2-13-2026	1,000,000	1,005,621
City of New York Series F4øø	5.00	6-1-2044	1,000,000	1,003,515
				2,009,136
				3,418,231
Pennsylvania: 2.82%
Education revenue: 0.66%
Lehigh County General Purpose Authority Valley Academy Regional Charter School	4.00	6-1-2032	600,000	585,949
Pennsylvania EDFA Villanova University	5.00	8-1-2043	270,000	288,614
				874,563
Health revenue: 2.16%
Lancaster IDA Willow Valley Communities Obligated Group	5.00	12-1-2044	890,000	874,683
Montgomery County Higher Education & Health Authority Thomas Jefferson University Obligated Group Series B	5.00	5-1-2052	2,000,000	2,008,015
				2,882,698
				3,757,261
See accompanying notes to portfolio of investments
2 | Allspring Wisconsin Tax-Free Fund

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Puerto Rico: 2.87%
Health revenue: 1.41%
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Hospital Auxilio Mutuo Obligated Group	5.00%	7-1-2026	$205,000	$207,952
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Hospital Auxilio Mutuo Obligated Group	5.00	7-1-2031	435,000	463,449
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Hospital Auxilio Mutuo Obligated Group	5.00	7-1-2032	925,000	977,727
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Hospital Auxilio Mutuo Obligated Group	5.00	7-1-2034	220,000	230,178
				1,879,306
Miscellaneous revenue: 1.46%
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Hospital de la Concepcion, Inc. Series A	3.55	11-15-2030	1,940,000	1,950,976
				3,830,282
Texas: 2.14%
Education revenue: 0.76%
Hale Center Education Facilities Corp. Wayland Baptist University	5.00	3-1-2027	990,000	1,009,742
GO revenue: 1.38%
Denton Independent School District	4.00	8-15-2048	2,000,000	1,844,465
				2,854,207
Wisconsin: 75.75%
Education revenue: 8.25%
PFA Cincinnati Classical Academy Series A144A	5.88	6-15-2054	500,000	494,945
Wisconsin HEFA Hmong American Peace Academy Ltd.	4.00	3-15-2030	495,000	489,664
Wisconsin HEFA Hmong American Peace Academy Ltd.	4.00	3-15-2040	1,555,000	1,391,882
Wisconsin HEFA Lawrence University	4.00	2-1-2045	1,685,000	1,450,686
Wisconsin HEFA Medical College of Wisconsin, Inc.	5.00	12-1-2041	2,000,000	2,069,835
Wisconsin HEFA Milwaukee School of Engineering Series B (AGM Insured)	2.00	4-1-2038	1,200,000	846,612
Wisconsin HEFA Milwaukee School of Engineering Series B (AGM Insured)	2.13	4-1-2039	1,000,000	693,801
Wisconsin HEFA Milwaukee School of Engineering Series B (AGM Insured)	2.13	4-1-2040	1,000,000	673,168
Wisconsin HEFA Milwaukee School of Engineering Series B (AGM Insured)	2.25	4-1-2041	750,000	503,613
Wisconsin HEFA Milwaukee School of Engineering Series B (AGM Insured)	2.25	4-1-2042	1,000,000	661,071
See accompanying notes to portfolio of investments
Allspring Wisconsin Tax-Free Fund | 3

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Wisconsin HEFA Milwaukee Science Education Consortium, Inc. Series A	4.50%	3-15-2033	$665,000	$669,926
Wisconsin HEFA Milwaukee Science Education Consortium, Inc. Series A	5.00	3-15-2053	1,100,000	1,044,905
				10,990,108
GO revenue: 1.95%
City of Milwaukee Series B6	5.00	4-1-2025	550,000	550,000
City of Milwaukee Series N5 (BAM Insured)	5.00	12-1-2039	1,915,000	2,054,698
				2,604,698
Health revenue: 22.45%
PFA UNC Health Appalachian Obligated Group Series A	5.00	7-1-2037	275,000	276,588
PFA UNC Health Appalachian Obligated Group Series A	5.00	7-1-2038	375,000	375,709
Tender Option Bond Trust Receipts/Certificates Series 2024-XF3230 (BAM Insured) (Barclays Bank plc LIQ)144Aø	2.99	2-15-2054	1,200,000	1,200,000
University of Wisconsin Hospitals & Clinics Authority Obligated Group Series C (BMO Harris Bank N.A. SPA)ø	3.57	4-1-2048	940,000	940,000
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series A	5.00	12-1-2027	175,000	182,644
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series A	5.00	12-1-2029	150,000	160,206
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series A	5.50	12-1-2052	2,845,000	3,012,588
Wisconsin HEFA Beloit Health System Obligated Group	4.00	7-1-2036	4,000,000	3,925,687
Wisconsin HEFA Beloit Health System Obligated Group	5.00	7-1-2028	50,000	52,589
Wisconsin HEFA Beloit Health System Obligated Group	5.00	7-1-2029	1,270,000	1,350,672
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series A	3.00	2-15-2031	230,000	207,288
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series C	3.25	2-15-2032	185,000	165,823
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series C	5.00	2-15-2027	400,000	412,326
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series C	5.00	2-15-2028	650,000	662,450
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series C	5.00	2-15-2029	500,000	508,447
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series C	5.00	2-15-2047	1,635,000	1,559,149
Wisconsin HEFA Masonic Home Obligated Group Series A	4.00	8-15-2030	100,000	97,416
Wisconsin HEFA Masonic Home Obligated Group Series A	4.00	8-15-2031	75,000	72,389
Wisconsin HEFA Masonic Home Obligated Group Series A	4.00	8-15-2041	2,145,000	1,894,273
Wisconsin HEFA Masonic Home Obligated Group Series A	4.00	8-15-2046	850,000	714,030
Wisconsin HEFA Masonic Home Obligated Group Series A	4.00	8-15-2051	500,000	403,094
Wisconsin HEFA Monroe Clinic, Inc.	3.00	2-15-2035	520,000	519,111
Wisconsin HEFA Monroe Clinic, Inc.	4.00	2-15-2031	900,000	901,855
Wisconsin HEFA Monroe Clinic, Inc.	4.00	2-15-2033	775,000	776,597
Wisconsin HEFA Monroe Clinic, Inc.	5.00	2-15-2028	400,000	402,288
Wisconsin HEFA Monroe Clinic, Inc.	5.00	2-15-2029	575,000	578,289
Wisconsin HEFA Monroe Clinic, Inc.	5.00	2-15-2030	465,000	467,660
Wisconsin HEFA PHW Menomonee Falls, Inc.	6.00	10-1-2054	1,000,000	1,013,985
See accompanying notes to portfolio of investments
4 | Allspring Wisconsin Tax-Free Fund

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Wisconsin HEFA Rogers Memorial Hospital, Inc. Obligated Group Series A	5.00%	7-1-2044	$1,200,000	$1,209,652
Wisconsin HEFA Rogers Memorial Hospital, Inc. Obligated Group Series A	5.00	7-1-2049	550,000	552,243
Wisconsin HEFA Rogers Memorial Hospital, Inc. Obligated Group Series B	5.00	7-1-2044	3,485,000	3,422,818
Wisconsin HEFA St. John’s Communities, Inc. Obligated Group	4.00	9-15-2030	935,000	919,902
Wisconsin HEFA St. John’s Communities, Inc. Obligated Group	4.00	9-15-2045	650,000	561,578
Wisconsin HEFA St. John’s Communities, Inc. Obligated Group Series B	4.00	9-15-2045	475,000	410,384
				29,909,730
Housing revenue: 34.45%
Ashwaubenon CDA County of Brown	3.00	6-1-2044	1,680,000	1,324,362
Ashwaubenon CDA County of Brown	4.00	6-1-2030	250,000	257,886
Ashwaubenon CDA County of Brown	4.00	6-1-2031	1,310,000	1,344,921
Ashwaubenon CDA County of Brown CAB¤	0.00	6-1-2049	8,000,000	2,409,445
Green Bay Housing Authority University Village Housing, Inc.	2.00	4-1-2028	125,000	115,663
Green Bay Housing Authority University Village Housing, Inc.	2.00	4-1-2029	250,000	224,982
Green Bay Housing Authority University Village Housing, Inc.	2.00	4-1-2030	875,000	765,562
Green Bay Housing Authority University Village Housing, Inc.	5.00	4-1-2039	1,500,000	1,562,214
Kaukauna RDA	3.75	6-1-2032	850,000	841,419
Kaukauna RDA	4.00	6-1-2025	425,000	425,637
Kaukauna RDA	4.00	6-1-2028	425,000	425,705
Kaukauna RDA	4.00	6-1-2035	900,000	898,002
Milwaukee RDA Board of School Directors	5.00	11-15-2028	325,000	335,942
Milwaukee RDA Board of School Directors	5.00	11-15-2030	195,000	201,220
Milwaukee RDA Board of School Directors	5.00	11-15-2033	750,000	772,961
Milwaukee RDA Board of School Directors	5.00	11-15-2034	675,000	695,124
Milwaukee RDA Board of School Directors	5.00	11-15-2036	500,000	514,106
Milwaukee RDA Public Schools Series A	5.00	11-15-2026	585,000	603,466
Milwaukee RDA Public Schools Series A	5.00	11-15-2027	1,020,000	1,051,882
Milwaukee RDA Public Schools Series A	5.00	11-15-2028	1,000,000	1,033,669
Milwaukee RDA Public Schools Series A	5.00	11-15-2031	750,000	773,804
New Richmond Community Development Authority Series A	4.00	9-1-2042	200,000	190,751
New Richmond Community Development Authority Series A	4.25	9-1-2045	200,000	190,491
New Richmond Community Development Authority Series A	4.38	9-1-2047	150,000	144,063
New Richmond Community Development Authority Series A	4.63	9-1-2055	820,000	789,922
New Richmond Community Development Authority Series A	5.00	9-1-2031	100,000	108,851
New Richmond Community Development Authority Series A	5.00	9-1-2033	120,000	131,981
New Richmond Community Development Authority Series A	5.00	9-1-2034	115,000	125,548
New Richmond Community Development Authority Series A	5.00	9-1-2036	100,000	108,333
New Richmond Community Development Authority Series A	5.00	9-1-2039	150,000	160,743
New Richmond Community Development Authority Series A	5.00	9-1-2040	100,000	106,337
Weston CDA Village of Weston Tax Incremental District No. 1 Series A	2.15	10-1-2025	615,000	610,644
Weston CDA Village of Weston Tax Incremental District No. 1 Series A	2.25	10-1-2026	940,000	922,326
Weston CDA Village of Weston Tax Incremental District No. 1 Series A	2.40	10-1-2027	570,000	551,684
Wisconsin Center District Milwaukee Arena Project	4.00	12-15-2032	1,100,000	1,110,465
See accompanying notes to portfolio of investments
Allspring Wisconsin Tax-Free Fund | 5

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
Wisconsin Center District Milwaukee Arena Project	4.00%	12-15-2033	$920,000	$925,452
Wisconsin Center District Milwaukee Arena Project	4.00	12-15-2034	2,000,000	2,015,326
Wisconsin Center District Milwaukee Arena Project	5.00	12-15-2026	85,000	86,972
Wisconsin Center District Milwaukee Arena Project	5.00	12-15-2032	85,000	87,032
Wisconsin Dells CDA Tax Incremental District No. 2	4.00	3-1-2026	440,000	437,970
Wisconsin Dells CDA Tax Incremental District No. 3 Series B	3.35	3-1-2026	530,000	522,943
Wisconsin Housing & EDA Home Ownership Revenue Series D (GNMA / FNMA / FHLMC Insured) (Royal Bank of Canada SPA)ø	2.85	3-1-2042	100,000	100,000
Wisconsin Housing & EDA Housing Revenue Series A	3.38	5-1-2057	635,000	484,018
Wisconsin Housing & EDA Housing Revenue Series A	3.40	11-1-2032	1,000,000	968,338
Wisconsin Housing & EDA Housing Revenue Series A AMT (FHLB SPA)ø	2.85	5-1-2055	500,000	500,000
Wisconsin Housing & EDA Housing Revenue Series A (Department of Housing and Urban Development Insured)	4.38	11-1-2038	1,250,000	1,224,905
Wisconsin Housing & EDA Housing Revenue Series Bøø	3.75	11-1-2055	1,500,000	1,509,009
Wisconsin Housing & EDA Housing Revenue Series C	3.88	11-1-2035	1,100,000	1,086,447
Wisconsin Housing & EDA Housing Revenue Series C (Department of Housing and Urban Development Insured)	0.80	5-1-2025	275,000	274,186
Wisconsin Housing & EDA Housing Revenue Series C (Department of Housing and Urban Development Insured)	0.85	11-1-2025	320,000	313,876
Wisconsin Housing & EDA Housing Revenue Series C (Department of Housing and Urban Development Insured)	0.95	5-1-2026	205,000	198,025
Wisconsin Housing & EDA Housing Revenue Series C (Department of Housing and Urban Development Insured)	1.00	11-1-2026	330,000	314,141
Wisconsin Housing & EDA Housing Revenue Series C (Department of Housing and Urban Development Insured)	1.20	5-1-2027	310,000	292,528
Wisconsin Housing & EDA Housing Revenue Series C (Department of Housing and Urban Development Insured)	1.35	11-1-2027	345,000	322,232
Wisconsin Housing & EDA East National LLC Series Jøø	5.00	8-1-2058	2,000,000	2,046,258
Wisconsin Housing & EDA East Washington Apts LLC Series Iøø	5.00	11-1-2058	2,288,000	2,359,813
Wisconsin Housing & EDA Flats at Bishops Woods LP Series E	4.75	6-1-2043	3,000,000	3,007,255
Wisconsin Housing & EDA Multifamily Housing Revenue Series A AMT	4.05	12-1-2049	800,000	700,289
Wisconsin Housing & EDA WHPC Madison Pool Project-2017 Obligated Group Series A	4.55	7-1-2037	165,000	164,092
Wisconsin Housing & EDA WHPC Madison Pool Project-2017 Obligated Group Series A	4.70	7-1-2047	1,300,000	1,268,488
Wisconsin Housing & EDA WHPC Madison Pool Project-2017 Obligated Group Series A	4.85	7-1-2052	3,000,000	2,863,268
				45,902,974
Miscellaneous revenue: 6.65%
Appleton RDA Fox Cities Performing Arts Center, Inc. Series B (Thrivent Financial Lutherans LOC)ø	3.08	6-1-2036	4,200,000	4,200,000
Wisconsin Center District (AGM Insured)	5.25	12-15-2027	925,000	955,726
Wisconsin Center District Series A CAB (BAM Insured)¤	0.00	12-15-2033	2,285,000	1,580,300
Wisconsin Center District Series A CAB (NPFGC Insured)¤	0.00	12-15-2027	100,000	90,816
Wisconsin Center District Series C CAB (AGM Insured)¤	0.00	12-15-2028	1,075,000	935,430
See accompanying notes to portfolio of investments
6 | Allspring Wisconsin Tax-Free Fund

Portfolio of investments—March 31, 2025 (unaudited)

		Interest rate	Maturity date	Principal	Value
Miscellaneous revenue(continued)
Wisconsin Center District Series C CAB (AGM Insured)¤		0.00%	12-15-2030	$595,000	$474,954
Wisconsin Center District Series D CAB (AGM Insured)¤		0.00	12-15-2045	1,750,000	618,178
					8,855,404
Tax revenue: 1.62%
Southeast Wisconsin Professional Baseball Park District (NPFGC Insured)¤		0.00	12-15-2025	200,000	195,813
Southeast Wisconsin Professional Baseball Park District (NPFGC Insured)¤		0.00	12-15-2027	270,000	248,497
Southeast Wisconsin Professional Baseball Park District Series A (NPFGC Insured)		5.50	12-15-2026	1,675,000	1,720,682
					2,164,992
Utilities revenue: 0.38%
PFA Duke Energy Progress LLC Series A-1øø		3.30	10-1-2046	500,000	500,066
					100,927,972
Total municipal obligations (Cost $139,090,543)					131,913,720
Total investments in securities (Cost $139,090,543)	99.00%				131,913,720
Other assets and liabilities, net	1.00				1,328,234
Total net assets	100.00%				$133,241,954

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

¤	The security is issued in zero coupon form with no periodic interest payments.

Abbreviations:
AGM	Assured Guaranty Municipal
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
BAN	Bond anticipation note
CAB	Capital appreciation bond
CDA	Community Development Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HEFA	Health & Educational Facilities Authority
IDA	Industrial Development Authority
LIQ	Liquidity agreement
LOC	Letter of credit
NPFGC	National Public Finance Guarantee Corporation
PFA	Public Finance Authority
RDA	Redevelopment Authority
SPA	Standby purchase agreement
See accompanying notes to portfolio of investments
Allspring Wisconsin Tax-Free Fund | 7

Notes to portfolio of investments—March 31, 2025 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$131,913,720	$0	$131,913,720
Total assets	$0	$131,913,720	$0	$131,913,720
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
 At March 31, 2025, the Fund did not have any transfers into/out of Level 3.
8 | Allspring Wisconsin Tax-Free Fund